Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE INSTITUTIONAL INCOME FUNDS, INC.
Entity Central Index Key	0001169187
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000057839
Shareholder Report [Line Items]
Fund Name	Institutional Floating Rate Fund
Class Name	Institutional Class
Trading Symbol	RPIFX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Institutional Floating Rate Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Floating Rate Fund - Institutional Class	$29	0.57%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
AssetsNet	$ 4,235,720,000
Holdings Count | Holding	312
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,235,720
Number of Portfolio Holdings	312

Holdings [Text Block]
BBB/BB Rated and Above	1.4%
BB Rated	13.9
BB/B Rated	5.8
B Rated	57.2
B/CCC Rated	2.4
CCC Rated and Below	11.2
Not Rated	3.6
Short-Term Holdings	4.5

Largest Holdings [Text Block]
Applied Systems	2.6%
AssuredPartners	2.3
HUB International	2.2
Cloud Software Group	2.2
UKG	1.9
Ellucian Holdings	1.7
Asurion	1.7
LifePoint Health	1.6
Epicor Software	1.6
Medline Borrower	1.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000092115
Shareholder Report [Line Items]
Fund Name	Institutional Floating Rate Fund
Class Name	F Class
Trading Symbol	PFFRX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Institutional Floating Rate Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Floating Rate Fund - F Class	$36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
AssetsNet	$ 4,235,720,000
Holdings Count | Holding	312
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,235,720
Number of Portfolio Holdings	312

Holdings [Text Block]
BBB/BB Rated and Above	1.4%
BB Rated	13.9
BB/B Rated	5.8
B Rated	57.2
B/CCC Rated	2.4
CCC Rated and Below	11.2
Not Rated	3.6
Short-Term Holdings	4.5

Largest Holdings [Text Block]
Applied Systems	2.6%
AssuredPartners	2.3
HUB International	2.2
Cloud Software Group	2.2
UKG	1.9
Ellucian Holdings	1.7
Asurion	1.7
LifePoint Health	1.6
Epicor Software	1.6
Medline Borrower	1.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000219332
Shareholder Report [Line Items]
Fund Name	Institutional Floating Rate Fund
Class Name	Z Class
Trading Symbol	TRAZX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Institutional Floating Rate Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Floating Rate Fund - Z Class	$1	0.02%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%
AssetsNet	$ 4,235,720,000
Holdings Count | Holding	312
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,235,720
Number of Portfolio Holdings	312

Holdings [Text Block]
BBB/BB Rated and Above	1.4%
BB Rated	13.9
BB/B Rated	5.8
B Rated	57.2
B/CCC Rated	2.4
CCC Rated and Below	11.2
Not Rated	3.6
Short-Term Holdings	4.5

Largest Holdings [Text Block]
Applied Systems	2.6%
AssuredPartners	2.3
HUB International	2.2
Cloud Software Group	2.2
UKG	1.9
Ellucian Holdings	1.7
Asurion	1.7
LifePoint Health	1.6
Epicor Software	1.6
Medline Borrower	1.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless